American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2015 Portfolio
October 31, 2024

One Choice Blend+ 2015 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 47.2%
Avantis Core Fixed Income Fund G Class	99,908	834,231
Avantis Short-Term Fixed Income Fund G Class	19,894	189,589
High Income Fund G Class	13,141	114,065
Inflation-Adjusted Bond Fund G Class	14,207	151,442
Short Duration Inflation Protection Bond Fund G Class	17,976	189,112
		1,478,439
Domestic Equity Funds — 29.2%
American Century Low Volatility ETF	2,885	155,102
Avantis U.S. Equity Fund G Class	14,347	261,696
Avantis U.S. Small Cap Value Fund G Class	1,542	26,846
Focused Large Cap Value Fund G Class	18,878	210,490
Growth Fund G Class	2,781	168,389
Heritage Fund G Class	454	13,802
Mid Cap Value Fund G Class	3,058	51,551
Small Cap Growth Fund G Class(2)	1,126	26,594
		914,470
International Fixed Income Funds — 13.2%
Emerging Markets Debt Fund G Class	4,241	37,868
Global Bond Fund G Class	42,734	377,339
		415,207
International Equity Funds — 10.4%
Avantis International Equity Fund G Class	10,983	135,862
Focused International Growth Fund G Class	4,124	72,577
Global Real Estate Fund G Class	2,237	31,075
International Value Fund G Class	9,601	86,312
		325,826
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,817,313)		3,133,942
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$3,133,942

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$963	$43	$168	$(4)	$834	100	$(1)	$11
Avantis Short-Term Fixed Income Fund	217	7	33	(1)	190	20	1	2
High Income Fund	131	4	21	—	114	13	1	2
Inflation-Adjusted Bond Fund	173	4	28	2	151	14	(1)	—
Short Duration Inflation Protection Bond Fund	216	6	36	3	189	18	—	—
American Century Low Volatility ETF	180	3	28	—	155	3	5	1
Avantis U.S. Equity Fund	305	18	55	(6)	262	14	15	—
Avantis U.S. Small Cap Value Fund	33	1	5	(2)	27	2	1	—
Focused Large Cap Value Fund	251	6	48	1	210	19	6	2
Growth Fund	195	17	42	(2)	168	3	9	—
Heritage Fund	16	1	3	—	14	—	1	—
Mid Cap Value Fund	63	—	11	—	52	3	1	—
Small Cap Growth Fund(3)	32	1	5	(1)	27	1	1	—
Emerging Markets Debt Fund	43	1	6	—	38	4	—	1
Global Bond Fund	435	5	67	4	377	43	1	—
Avantis International Equity Fund	158	6	24	(4)	136	11	3	—
Focused International Growth Fund	84	3	13	(1)	73	4	2	—
Global Real Estate Fund	37	—	7	1	31	2	1	—
International Value Fund	100	3	14	(3)	86	10	3	—
	$3,632	$129	$614	$(13)	$3,134	284	$49	$19
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.